CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Net income attributable to Melco Resorts & Entertainment Limited	$ 347,002	$ 175,906	$ 105,747
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MRP from the open market	0	(761)	0
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MRP	0	0	(7,368)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	96	0	0
Changes from net income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	347,031	174,602	96,639
Restricted shares [Member]
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	$ (67)	$ (543)	$ (1,740)